UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments:

Putnam VT Equity Income Fund

The fund's portfolio
9/30/17 (Unaudited)

COMMON STOCKS (97.8%)(a)
		Shares	Value

Aerospace and defense (4.7%)

Airbus SE (France)		64,713	$6,150,104

Northrop Grumman Corp.		158,940	45,730,217

Raytheon Co.		109,330	20,398,791

			72,279,112
Airlines (0.9%)

Southwest Airlines Co.		241,140	13,499,017

			13,499,017
Auto components (1.0%)

Delphi Automotive PLC (United Kingdom)		153,200	15,074,880

			15,074,880
Automobiles (0.5%)

General Motors Co.		186,150	7,516,737

			7,516,737
Banks (12.8%)

Bank of America Corp.		1,824,375	46,229,663

Citigroup, Inc.		688,265	50,064,396

JPMorgan Chase & Co.		578,536	55,255,973

KeyCorp		527,520	9,927,926

Regions Financial Corp.		1,039,660	15,834,022

Wells Fargo & Co.		331,012	18,255,312

			195,567,292
Beverages (2.3%)

Dr. Pepper Snapple Group, Inc.		140,620	12,440,651

Molson Coors Brewing Co. Class B		77,920	6,361,389

PepsiCo, Inc.		146,290	16,301,095

			35,103,135
Biotechnology (2.6%)

Amgen, Inc.		105,210	19,616,405

Gilead Sciences, Inc.		248,830	20,160,207

			39,776,612
Building products (1.2%)

Johnson Controls International PLC		446,950	18,007,616

			18,007,616
Capital markets (4.8%)

Charles Schwab Corp. (The)		526,100	23,011,614

Goldman Sachs Group, Inc. (The)		60,119	14,259,626

Invesco, Ltd.		180,520	6,325,421

KKR & Co. LP		625,342	12,713,203

State Street Corp.		179,420	17,141,787

			73,451,651
Chemicals (3.0%)

Air Products & Chemicals, Inc.		70,450	10,653,449

CF Industries Holdings, Inc.(S)		246,950	8,682,762

DowDuPont, Inc.		385,957	26,719,803

			46,056,014
Commercial services and supplies (—%)

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $13) (Private) (Germany)(F)(RES)(NON)		10	9

New Middle East Other Assets GmbH (acquired 8/2/13, cost $5) (Private) (Germany)(F)(RES)(NON)		4	4

			13
Communications equipment (0.9%)

Cisco Systems, Inc.		413,650	13,911,050

			13,911,050
Consumer finance (0.6%)

Capital One Financial Corp.		113,150	9,579,279

Oportun Financial Corp. (acquired 6/23/15, cost $223,215) (Private)(F)(RES)(NON)		78,321	189,091

			9,768,370
Containers and packaging (1.3%)

Ball Corp.		250,740	10,355,562

Sealed Air Corp.		223,940	9,566,717

			19,922,279
Diversified telecommunication services (2.2%)

AT&T, Inc.		661,160	25,897,637

Verizon Communications, Inc.		168,290	8,328,672

			34,226,309
Electric utilities (3.1%)

American Electric Power Co., Inc.		134,780	9,466,947

Edison International		134,290	10,363,159

Exelon Corp.		343,760	12,949,439

NextEra Energy, Inc.		46,010	6,742,766

PG&E Corp.		113,480	7,726,853

			47,249,164
Energy equipment and services (0.8%)

Halliburton Co.		259,800	11,958,594

			11,958,594
Equity real estate investment trusts (REITs) (2.5%)

American Tower Corp.(R)		77,660	10,614,569

Boston Properties, Inc.(R)		92,100	11,317,248

Federal Realty Investment Trust(R)		60,300	7,489,863

Gaming and Leisure Properties, Inc.(R)		226,296	8,348,059

			37,769,739
Food and staples retail (1.1%)

Kroger Co. (The)		468,540	9,398,912

Walgreens Boots Alliance, Inc.		106,540	8,227,019

			17,625,931
Food products (0.8%)

Kraft Heinz Co. (The)		157,870	12,242,819

			12,242,819
Health-care equipment and supplies (2.2%)

Becton Dickinson and Co.(S)		117,142	22,953,975

Danaher Corp.		132,390	11,356,414

			34,310,389
Health-care providers and services (1.4%)

Cigna Corp.		119,040	22,253,338

			22,253,338
Hotels, restaurants, and leisure (0.8%)

Hilton Worldwide Holdings, Inc.		176,312	12,244,868

			12,244,868
Household durables (0.5%)

FabFurnish GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $13) (Private) (Germany)(F)(RES)(NON)		20	18

PulteGroup, Inc.		271,510	7,420,368

			7,420,386
Household products (0.2%)

Colgate-Palmolive Co.		42,910	3,125,994

			3,125,994
Independent power and renewable electricity producers (1.5%)

Calpine Corp.(NON)		658,081	9,706,695

NRG Energy, Inc.		503,570	12,886,356

			22,593,051
Industrial conglomerates (1.3%)

General Electric Co.		372,460	9,006,083

Honeywell International, Inc.		72,820	10,321,507

			19,327,590
Insurance (3.9%)

American International Group, Inc.		302,960	18,598,714

Assured Guaranty, Ltd.		404,837	15,282,597

Chubb, Ltd.		86,830	12,377,617

Hartford Financial Services Group, Inc. (The)		245,370	13,600,859

			59,859,787
Internet and direct marketing retail (—%)

Global Fashion Holdings SA (acquired 8/2/13, cost $636,303) (Private) (Luxembourg)(F)(RES)(NON)		15,020	160,725

			160,725
Internet software and services (1.0%)

Alphabet, Inc. Class C(NON)		15,920	15,269,031

			15,269,031
IT Services (2.0%)

DXC Technology Co.		198,390	17,037,733

Fidelity National Information Services, Inc.		138,340	12,919,573

			29,957,306
Life sciences tools and services (1.0%)

Agilent Technologies, Inc.		241,130	15,480,546

			15,480,546
Machinery (0.4%)

Fortive Corp.		89,990	6,370,392

			6,370,392
Media (3.4%)

Charter Communications, Inc. Class A(NON)		36,980	13,439,272

Comcast Corp. Class A		893,690	34,389,191

DISH Network Corp. Class A(NON)		77,470	4,201,198

			52,029,661
Metals and mining (1.6%)

Alcoa Corp.(NON)		530,200	24,717,924

			24,717,924
Mortgage real estate investment trusts (REITs) (0.4%)

MFA Financial, Inc.(R)		663,061	5,808,414

			5,808,414
Oil, gas, and consumable fuels (9.5%)

Anadarko Petroleum Corp.		228,939	11,183,670

Cheniere Energy, Inc.(NON)		146,080	6,579,443

ConocoPhillips		444,190	22,231,710

EOG Resources, Inc.		136,710	13,225,325

Exxon Mobil Corp.		360,078	29,519,194

Marathon Oil Corp.		1,404,660	19,047,190

Pioneer Natural Resources Co.		29,160	4,302,266

Suncor Energy, Inc. (Canada)		253,609	8,888,256

Total SA (France)		259,880	13,958,535

Valero Energy Corp.		212,540	16,350,702

			145,286,291
Personal products (1.1%)

Coty, Inc. Class A(S)		316,183	5,226,505

Edgewell Personal Care Co.(NON)		168,608	12,269,604

			17,496,109
Pharmaceuticals (6.5%)

AstraZeneca PLC ADR (United Kingdom)(S)		446,740	15,135,551

Eli Lilly & Co.		241,060	20,620,272

Johnson & Johnson		241,740	31,428,617

Merck & Co., Inc.		308,665	19,763,820

Pfizer, Inc.		358,443	12,796,415

			99,744,675
Road and rail (1.0%)

Union Pacific Corp.		134,040	15,544,619

			15,544,619
Semiconductors and semiconductor equipment (3.4%)

Applied Materials, Inc.		190,440	9,920,020

Broadcom, Ltd.		29,910	7,254,371

Intel Corp.		262,560	9,998,285

NXP Semiconductor NV(NON)		68,020	7,692,382

Texas Instruments, Inc.		188,260	16,875,626

			51,740,684
Software (2.8%)

Microsoft Corp.		577,600	43,025,424

			43,025,424
Specialty retail (1.6%)

Home Depot, Inc. (The)		64,640	10,572,518

O'Reilly Automotive, Inc.(NON)		61,300	13,202,181

			23,774,699
Technology hardware, storage, and peripherals (1.8%)

Apple, Inc.		175,970	27,120,496

			27,120,496
Thrifts and mortgage finance (0.9%)

Radian Group, Inc.		722,129	13,496,591

			13,496,591
Wireless telecommunication services (0.5%)

Vodafone Group PLC ADR (United Kingdom)		266,257	7,577,675

			7,577,675

Total common stocks (cost $1,148,851,474)			$1,496,742,999

CONVERTIBLE PREFERRED STOCKS (1.0%)(a)
		Shares	Value

American Tower Corp. $5.50 cv. pfd.(R)		16,265	$1,979,247

Arconic, Inc. $2.688 cv. pfd.		104,923	4,081,505

Global Fashion Group SA zero % cv. pfd. (acquired between 7/11/16 and 9/14/17, cost $76,664) (Brazil) (Private)(F)(RES)(NON)		11,662	127,290

Mandatory Exchangeable Trust 144A $5.75 cv. pfd.		39,320	7,711,438

Oportun Financial Corp. Ser. A-1, 8.00% cv. pfd. (acquired 6/23/15, cost $610) (Private)(F)(RES)(NON)		214	517

Oportun Financial Corp. Ser. B-1, 8.00% cv. pfd. (acquired 6/23/15, cost $11,658) (Private)(F)(RES)(NON)		3,701	9,876

Oportun Financial Corp. Ser. C-1, 8.00% cv. pfd. (acquired 6/23/15, cost $27,379) (Private)(F)(RES)(NON)		5,379	23,194

Oportun Financial Corp. Ser. D-1, 8.00% cv. pfd. (acquired 6/23/15, cost $39,712) (Private)(F)(RES)(NON)		7,802	33,641

Oportun Financial Corp. Ser. E-1, 8.00% cv. pfd. (acquired 6/23/15, cost $22,267) (Private)(F)(RES)(NON)		4,056	18,863

Oportun Financial Corp. Ser. F, 8.00% cv. pfd. (acquired 6/23/15, cost $67,223) (Private)(F)(RES)(NON)		8,753	56,946

Oportun Financial Corp. Ser. F-1, 8.00% cv. pfd. (acquired 6/23/15, cost $188,556) (Private)(F)(RES)(NON)		66,160	159,731

Oportun Financial Corp. Ser. G, 8.00% cv. pfd. (acquired 6/23/15, cost $238,428) (Private)(F)(RES)(NON)		83,659	201,979

Oportun Financial Corp. Ser. H, 8.00% cv. pfd. (acquired 2/6/15, cost $732,781) (Private)(F)(RES)(NON)		257,360	620,752

Total convertible preferred stocks (cost $13,617,390)			$15,024,979

MORTGAGE-BACKED SECURITIES (—%)(a)
		Principal amount	Value

Government National Mortgage Association, Ser. 3597, Class MA 3.500%, 04/20/46(i)		$139,977	$147,176

Total mortgage-backed securities (cost $147,176)			$147,176

SHORT-TERM INVESTMENTS (3.4%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.25%(AFF)	Shares	32,255,400	$32,255,400

Putnam Short Term Investment Fund 1.17%(AFF)	Shares	16,887,198	16,887,198

U.S. Treasury Bills 1.108%, 2/8/18(SEGSF)		$1,818,000	1,810,964

U.S. Treasury Bills 1.064%, 2/1/18(SEGSF)		798,000	795,120

U.S. Treasury Bills 1.082%, 2/15/18		251,000	249,976

U.S. Treasury Bills 1.026%, 11/24/17(SEGSF)		213,000	212,688

U.S. Treasury Bills 1.048%, 12/7/17(SEGSF)		207,000	206,626

U.S. Treasury Bills 1.040%, 1/18/18		182,000	181,449

Total short-term investments (cost $52,599,314)			$52,599,421

TOTAL INVESTMENTS

Total investments (cost $1,215,215,354)			$1,564,514,575

FORWARD CURRENCY CONTRACTS at 9/30/17 (aggregate face value $63,959,999) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	12/20/17	$2,228,390	$2,158,824	$69,566
	Euro	Sell	12/20/17	7,119,173	7,159,936	40,763
Barclays Bank PLC
	British Pound	Sell	12/20/17	16,972,571	16,450,422	(522,149)
Citibank, N.A.
	Canadian Dollar	Sell	10/18/17	6,054,245	5,830,593	(223,652)
Goldman Sachs International
	British Pound	Sell	12/20/17	20,852,576	20,227,548	(625,028)
	Canadian Dollar	Sell	10/18/17	1,901,805	1,681,367	(220,438)
	Euro	Sell	12/20/17	3,242,765	3,273,584	30,819
State Street Bank and Trust Co.
	Euro	Sell	12/20/17	7,119,053	7,177,725	58,672

Unrealized appreciation						199,820
Unrealized depreciation						(1,591,267)

Total						$(1,391,447)
* The exchange currency for all contracts listed is the United States Dollar.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through September 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,529,935,689.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,602,636, or 0.1% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 12/31/16	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/17

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$2,962,875	$230,946,970	$201,654,445	$175,457	$32,255,400
	Putnam Short Term Investment Fund**	12,831,177	180,376,234	176,320,213	161,947	16,887,198

	Total Short-term investments	$15,794,052	$411,323,204	$377,974,658	$337,404	$49,142,598
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $32,255,400, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $31,982,442.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,709,906.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $1,589,280 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,560,448 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,709,906 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$118,061,213	$—	$160,743
Consumer staples	85,593,988	—	—
Energy	157,244,885	—	—
Financials	357,763,014	—	189,091
Health care	211,565,560	—	—
Industrials	145,028,346	—	13
Information technology	181,023,991	—	—
Materials	90,696,217	—	—
Real estate	37,769,739	—	—
Telecommunication services	41,803,984	—	—
Utilities	69,842,215	—	—
Total common stocks	1,496,393,152	—	349,847
Convertible preferred stocks	—	13,772,190	1,252,789
Mortgage-backed securities	—	147,176	—
Short-term investments	16,887,198	35,712,223	—

Totals by level	$1,513,280,350	$49,631,589	$1,602,636

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,391,447)	$—

Totals by level	$—	$(1,391,447)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$199,820	$1,591,267

Total	$199,820	$1,591,267

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$53,800,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2017